Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 1.0%
Huntington Ingalls Industries, Inc.	103,684	$ 20,452,706
		$ 20,452,706
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	122,543	$ 13,998,087
		$ 13,998,087
Banks — 9.5%
Bank of America Corp.(1)	831,729	$ 38,509,053
JPMorgan Chase & Co.	389,332	104,068,443
Wells Fargo & Co.	591,392	46,601,690
		$ 189,179,186
Beverages — 1.1%
Constellation Brands, Inc., Class A	123,620	$ 22,350,496
		$ 22,350,496
Biotechnology — 4.8%
AbbVie, Inc.(1)	251,934	$ 46,330,663
Gilead Sciences, Inc.	266,629	25,916,339
Neurocrine Biosciences, Inc.(2)	148,105	22,485,301
		$ 94,732,303
Building Products — 1.8%
Johnson Controls International PLC	467,386	$ 36,456,108
		$ 36,456,108
Capital Markets — 4.3%
Charles Schwab Corp.	395,099	$ 32,682,589
Interactive Brokers Group, Inc., Class A	94,670	20,585,045
S&P Global, Inc.	42,336	22,074,414
Tradeweb Markets, Inc., Class A	79,809	10,127,762
		$ 85,469,810
Chemicals — 2.9%
FMC Corp.	490,538	$ 27,362,209
Linde PLC	69,557	31,030,769
		$ 58,392,978
Security	Shares	Value
Communications Equipment — 1.9%
Cisco Systems, Inc.(1)	624,276	$ 37,831,126
		$ 37,831,126
Consumer Staples Distribution & Retail — 2.9%
BJ's Wholesale Club Holdings, Inc.(1)(2)	309,823	$ 30,687,968
U.S. Foods Holding Corp.(2)	371,352	26,339,998
		$ 57,027,966
Containers & Packaging — 0.9%
Ball Corp.	329,543	$ 18,355,545
		$ 18,355,545
Electric Utilities — 2.8%
NextEra Energy, Inc.(1)	557,921	$ 39,924,827
Xcel Energy, Inc.	239,596	16,100,851
		$ 56,025,678
Electrical Equipment — 3.3%
Eaton Corp. PLC(1)	73,266	$ 23,916,953
Emerson Electric Co.(1)	316,514	41,130,994
		$ 65,047,947
Energy Equipment & Services — 0.7%
Baker Hughes Co.	302,847	$ 13,985,474
		$ 13,985,474
Entertainment — 2.5%
Walt Disney Co.	439,036	$ 49,637,410
		$ 49,637,410
Food Products — 1.3%
General Mills, Inc.	269,164	$ 16,187,523
Hershey Co.	61,497	9,178,427
		$ 25,365,950
Ground Transportation — 1.1%
CSX Corp.	676,538	$ 22,237,804
		$ 22,237,804
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	287,670	$ 36,801,623
Boston Scientific Corp.(1)(2)	247,018	25,284,763
		$ 62,086,386

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 3.4%
McKesson Corp.	30,875	$ 18,362,906
UnitedHealth Group, Inc.(1)	91,604	49,694,254
		$ 68,057,160
Hotels, Restaurants & Leisure — 1.3%
McDonald's Corp.	88,142	$ 25,446,595
		$ 25,446,595
Household Durables — 0.4%
Meritage Homes Corp.	110,930	$ 8,638,119
		$ 8,638,119
Household Products — 1.7%
Clorox Co.	213,015	$ 33,801,220
		$ 33,801,220
Industrial Conglomerates — 2.6%
3M Co.(1)	342,655	$ 52,152,091
		$ 52,152,091
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	536,799	$ 28,659,699
		$ 28,659,699
Insurance — 6.1%
American International Group, Inc.	575,575	$ 42,396,855
Arch Capital Group Ltd.	193,119	17,973,585
Reinsurance Group of America, Inc.(1)	218,694	49,831,615
Ryan Specialty Holdings, Inc.(1)	179,466	11,948,846
		$ 122,150,901
Interactive Media & Services — 1.5%
Alphabet, Inc., Class C(1)	144,987	$ 29,809,327
		$ 29,809,327
Leisure Products — 1.0%
Hasbro, Inc.	348,360	$ 20,149,142
		$ 20,149,142
Life Sciences Tools & Services — 3.8%
Mettler-Toledo International, Inc.(2)	20,996	$ 28,647,782
Thermo Fisher Scientific, Inc.	79,562	47,558,186
		$ 76,205,968
Security	Shares	Value
Machinery — 3.4%
Ingersoll Rand, Inc.	154,146	$ 14,458,895
Toro Co.	307,894	25,638,333
Westinghouse Air Brake Technologies Corp.	130,547	27,143,332
		$ 67,240,560
Metals & Mining — 1.4%
Alcoa Corp.	358,783	$ 12,672,216
Steel Dynamics, Inc.	115,106	14,756,589
		$ 27,428,805
Multi-Utilities — 2.5%
CMS Energy Corp.	445,937	$ 29,431,842
Sempra	254,764	21,127,579
		$ 50,559,421
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.(1)	211,144	$ 31,500,574
ConocoPhillips(1)	232,145	22,942,890
EOG Resources, Inc.	130,124	16,368,298
EQT Corp.	472,943	24,176,846
Targa Resources Corp.	66,775	13,141,320
Williams Cos., Inc.	261,737	14,508,082
		$ 122,638,010
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	882,058	$ 51,997,319
Zoetis, Inc.(1)	164,438	28,102,454
		$ 80,099,773
Professional Services — 1.2%
Robert Half, Inc.	375,105	$ 24,303,053
		$ 24,303,053
Residential REITs — 3.1%
Invitation Homes, Inc.	757,403	$ 23,593,103
Mid-America Apartment Communities, Inc.	244,484	37,303,369
		$ 60,896,472
Semiconductors & Semiconductor Equipment — 3.2%
Micron Technology, Inc.	460,586	$ 42,023,867
ON Semiconductor Corp.(2)	412,584	21,594,646
		$ 63,618,513

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 0.8%
Nice Ltd. ADR(2)	98,127	$ 16,302,820
		$ 16,302,820
Specialty Retail — 2.3%
Chewy, Inc., Class A(2)	248,908	$ 9,702,434
Lithia Motors, Inc.	62,680	23,573,948
Lowe's Cos., Inc.	44,799	11,649,532
		$ 44,925,914
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	31,175	$ 7,357,300
		$ 7,357,300
Total Common Stocks (identified cost $1,452,126,096)		$1,959,073,823

Corporate Bonds — 21.6%
Security	Principal Amount (000's omitted)	Value
Banks — 14.4%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(3)(4)	$5,600	$ 5,401,506
9.375% to 3/19/29(3)(4)	4,400	4,809,688
Banco Davivienda SA, 6.65% to 4/22/31(3)(4)(5)	1,800	1,609,301
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	3,020	3,171,601
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,277,381
7.625% to 1/10/28(3)(4)(5)	2,101	2,073,560
8.375% to 10/14/30(3)(4)(5)	2,300	2,307,951
8.375% to 5/20/31(3)(4)(5)	1,850	1,832,980
Banco Santander SA, 9.625% to 5/21/33(3)(4)	10,800	12,453,620
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	11,331	11,485,408
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	11,692	12,132,667
Bank of Nova Scotia:
4.90% to 6/4/25(3)(4)	3,300	3,297,967
8.00% to 1/27/29, 1/27/84(4)	2,365	2,472,586
8.625% to 10/27/27, 10/27/82(4)	7,900	8,349,755
Barclays PLC:
6.125% to 12/15/25(3)(4)	7,552	7,579,263
8.00% to 3/15/29(3)(4)	7,020	7,333,218
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(4)(5)	1,800	1,863,178
Security	Principal Amount (000's omitted)	Value
Banks (continued)
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	$2,362	$ 2,038,313
7.75% to 8/16/29(3)(4)(5)	4,890	5,069,947
Citigroup, Inc., Series W, 4.00% to 12/10/25(3)(4)	18,021	17,807,440
CoBank ACB, 7.25% to 7/1/29(3)(4)	4,720	4,828,730
Deutsche Bank AG, 6.00% to 10/30/25(3)(4)	2,800	2,787,474
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	5,268	5,472,398
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	10,317	9,194,998
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	7,374	7,259,402
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	8,830	9,291,588
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	15,209	14,859,336
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	3,000	2,935,841
NatWest Group PLC, 4.60% to 6/28/31(3)(4)	1,477	1,276,838
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	5,000	5,016,495
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(4)	9,140	9,485,602
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	9,541	8,415,018
9.375% to 11/22/27(3)(4)(5)	1,350	1,420,948
10.00% to 11/14/28(3)(4)(5)	2,200	2,401,615
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	4,440	3,871,172
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	4,700	4,806,695
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	7,340	7,431,831
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	9,200	9,539,581
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	11,275	11,809,029
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(3)(4)	1,900	1,896,524
Series Q, 5.10% to 3/1/30(3)(4)	5,618	5,429,793
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,312,969
4.875% to 2/12/27(3)(4)(5)	5,500	5,353,477
6.85% to 9/10/29(3)(4)(5)	3,150	3,164,918
9.25% to 11/13/33(3)(4)(5)	4,480	5,185,654
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(5)	7,295	7,647,870
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	17,645	17,347,399
		$ 286,810,525
Capital Markets — 0.6%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$13,900	$ 12,353,991
		$ 12,353,991

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, 3/10/55(4)	$2,010	$ 2,061,426
Air Lease Corp., Series B, 4.65% to 6/15/26(3)(4)	6,530	6,388,203
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	9,955	9,729,409
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(4)	2,425	2,334,369
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	2,007	1,942,069
Series W, 7.50% to 2/10/29(3)(4)	4,975	5,260,918
Unifin Financiera SAB de CV:
7.375%, 2/12/26(5)(7)(8)	2,410	0
7.375%, 2/12/26(5)(7)(8)	2,410	0
		$ 27,716,394
Electric Utilities — 1.0%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$1,933	$ 1,885,944
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(4)	4,770	4,796,574
Edison International, Series B, 5.00% to 12/15/26(3)(4)	1,455	1,308,796
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	5,475	5,546,043
PG&E Corp., 7.375% to 12/15/29, 3/15/55(4)	6,865	6,687,194
		$ 20,224,551
Financial Services — 0.3%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$5,464	$ 5,256,176
		$ 5,256,176
Food Products — 0.5%
Land O' Lakes, Inc., 8.00%(3)(5)	$11,397	$ 10,731,871
		$ 10,731,871
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$5,554	$ 5,304,611
		$ 5,304,611
Insurance — 1.5%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$5,800	$ 5,659,643
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(4)	5,650	5,636,245
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(4)(5)	7,010	7,349,130
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	12,676	12,130,981
		$ 30,775,999
Security	Principal Amount (000's omitted)	Value
Oil and Gas — 0.6%
BP Capital Markets PLC, 6.125% to 3/18/35(3)(4)	$7,025	$ 6,944,388
Petroleos Mexicanos, 6.50%, 3/13/27	5,300	5,116,386
		$ 12,060,774
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$11,320	$ 12,016,338
		$ 12,016,338
Telecommunications — 0.4%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(5)	$7,540	$ 7,395,398
		$ 7,395,398
Total Corporate Bonds (identified cost $423,583,999)		$ 430,646,628

Preferred Stocks — 1.9%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series H, 7.375%	32,614	$ 868,185
KeyCorp, Series H, 6.20% to 12/15/27(4)	46,473	1,135,335
		$ 2,003,520
Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 5,247,770
		$ 5,247,770
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc.:
4.625%	247,187	$ 3,898,139
7.25%	193,316	4,844,499
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	24,025	541,764
SCE Trust V, Series K, 5.45% to 3/15/26(4)	130,020	3,021,665
		$ 12,306,067
Insurance — 0.7%
American National Group, Inc.:
7.375%	181,500	$ 4,728,075
Series B, 6.625% to 9/1/25(4)	295,909	7,465,784
Aspen Insurance Holdings Ltd., 7.00%	98,000	2,484,300
		$ 14,678,159

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	196,865	$ 4,360,560
		$ 4,360,560
Total Preferred Stocks (identified cost $41,917,084)		$ 38,596,076

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(5)(7)(8)	$2,474,373	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(9)	7,851,724	$ 7,851,724
Total Short-Term Investments (identified cost $7,851,724)		$ 7,851,724
Total Investments — 122.1%(10) (identified cost $1,925,478,903)		$2,436,168,251
Other Assets, Less Liabilities — (22.1)%		$ (440,435,638)
Net Assets — 100.0%		$1,995,732,613
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2025 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2025 was $411,914,320 and the total market value of the collateral received by State Street Bank and Trust Company was $423,953,693 comprised of cash.
(2)	Non-income producing security.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $116,014,285 or 5.8% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $18,831,169 or 0.9% of the Fund's net assets.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at January 31, 2025.
Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,851,724, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$25,385,234	$162,940,332	$(180,473,842)	$ —	$ —	$7,851,724	$202,567	7,851,724
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3**	Total
Common Stocks	$1,959,073,823*	$ —	$ —	$1,959,073,823
Corporate Bonds	—	430,646,628	0	430,646,628
Preferred Stocks:
Communication Services	4,360,560	—	—	4,360,560
Financials	21,929,449	—	—	21,929,449
Utilities	12,306,067	—	—	12,306,067
Miscellaneous	—	—	0	0
Short-Term Investments	7,851,724	—	—	7,851,724
Total Investments	$2,005,521,623	$430,646,628	$0	$2,436,168,251
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.